SHAREHOLDERS' EQUITY - Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Parent [Abstract]
Non-controlling interest		$ 3,554,731
Loss attributable to a non-controlling interest	$ 197,774	$ 0